LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Leases [Abstract]
The remainder of 2020	$ 2,709
2021	2,101
2022	1,637
2023	1,085
2024	285
2025 and thereafter	811
Total operating lease payments	8,628
Less imputed interest	917
Present value of lease liability	$ 7,711